Additional information-condensed financial statements of Weibo Corporation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Additional information-condensed financial statements of Weibo Corporation
Minimum percentage of after-tax profit to reserve fund	10.00%
Current assets:
Cash and cash equivalents	$ 237,440	$ 284,865	[1],[2]	$ 249,099	[2]	$ 4,351	[2]
Short-term investments	98,439	166,414	[1]
Prepaid expenses and other current assets	42,295	18,357	[1]
Total current assets	498,404	589,846	[1]
Total assets	839,189	703,514	[1]
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued liabilities	154,964	87,595
Amount due to SINA	12,188	24,279	[1]
Long-term Liabilities	2,385	873	[1]
Total liabilities	$ 211,160	$ 136,124	[1]
Commitments and contingencies			[1]
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 203,658 and 212,177 shares (including 96,168 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2014 and 2015, respectively.	$ 53	$ 51	[1]
Additional paid-in capital	938,922	904,402	[1]
Accumulated other comprehensive loss	(10,635)	(2,836)	[1]
Accumulated deficit	(307,668)	(342,413)	[1]
Total Weibo shareholders' equity	620,672	559,204	[1]
Total liabilities and shareholders' equity	839,189	703,514	[1]
Weibo Corporation
Current assets:
Cash and cash equivalents	60,810	229,950		$ 182,871		$ 38
Short-term investments	98,284	166,253
Prepaid expenses and other current assets	5,905	229
Total current assets	164,999	396,432
Long-term investments	256,059	13,029
Investment in subsidiaries and VIE	210,325	156,500
Amount due from SINA	1,002
Total assets	632,385	565,961
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued liabilities	10,666	6,543
Amount due to SINA		214
Long-term Liabilities	1,047
Total liabilities	$ 11,713	$ 6,757
Commitments and contingencies
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 203,658 and 212,177 shares (including 96,168 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2014 and 2015, respectively.	$ 53	$ 51
Additional paid-in capital	938,922	904,402
Accumulated other comprehensive loss	(10,635)	(2,836)
Accumulated deficit	(307,668)	(342,413)
Total Weibo shareholders' equity	620,672	559,204
Total liabilities and shareholders' equity	$ 632,385	$ 565,961

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).